Related party disclosures - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2020 shares	Dec. 31, 2017 shares
Disclosure of transactions between related parties [line items]
Accrued of key management compensation | €	€ 0.1
Number of share options outstanding		103,469	74,401	3,644,000	31,880
Number of share options forfeited in share-based payment arrangement	0	2,936	1,443
Directors and executive officers [member]
Disclosure of transactions between related parties [line items]
Number of share options forfeited in share-based payment arrangement	0
ARYA [Member]
Disclosure of transactions between related parties [line items]
Number of Converted Stock Options In The Entity	417,415
Number of matching stock option in the entity	750,076
Service Options [Member] | Immatics GmbH [Member]
Disclosure of transactions between related parties [line items]
Number of share options outstanding	588,000
Twenty Twenty Incentive Plan [Member] | Service Options [Member]
Disclosure of transactions between related parties [line items]
Percentage of stock vested over the period of four-year time-based vesting schedule	25.00%			25.00%
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Payment of Payroll Tax of the employees | €	€ 3.4